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                              UNITED STATES                 OMB APPROVAL
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                    SECURITIES AND EXCHANGE COMMISSION   OMB Number: 3235-0456
                          Washington, D.C. 20549         Expires:August 31, 2000
                                                         Estimated average
                                                         burden hours per
                                                         response.1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

                 Read instructions at end of Form before preparing Form.

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    1.    Name and address of issuer:

          Legg Mason Tax Exempt Trust, Inc.
          100 Light Street, Baltimore, Maryland 21202

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    2.    The name of each series or class of  securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
          classes):                                                          |X|




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    3.    Investment Company Act File Number:
             811-3526

          Securities Act File Number:
             2-78562

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    4(a). Last day of fiscal year for which this Form is filed:

            December 31, 1999
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    4(b). |_|   Check box if this Form is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c).   |_|   Check box if this is the last time the issuer will be filing this Form.



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





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      5. Calculation of registration fee:

         (i)  Aggregate sale price of
              securities sold during the                       $1,196,926,180.27
              fiscal year pursuant to                          -----------------
              section 24(f):


         (ii)   Aggregate price of
                securities redeemed or            $1,152,207,083.33
                repurchased during the             ----------------
                fiscal year:


        (iii)   Aggregate      price      of
                securities    redeemed    or
                repurchased during any prior
                fiscal    year   ending   no
                earlier than October 1, 1995
                that  were  not   previously
                used to reduce  registration
                fees    payable    to    the
                Commission:                       $0.00
                                                   ----

        (iv)    Total  available  redemption
                credits [add Items                            -$1,152,207,083.33
                5(ii) and 5(iii)]:                              ----------------


         (v)    Net sales - if item 5(i) is
                greater than Item 5(iv)                           $44,719,096.94
                [subtract item 5(iv) from                         --------------
                Item 5(i)]:

     ------------------------------------------------------

         (vi)   Redemption credits
                available for use in future       $(0.00)
                years  -- if Item 5(i) is           ----
                less than Item 5(iv)
                [subtract Item 5(iv) from
                Item 5(i)]:

     ------------------------------------------------------

         (vii)  Multiplier for determining
                registration fee (See                                  x0.000264
                Instruction C.9):                                      ---------

         (viii) Registration fee due
                [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no                            = $11,805.84
                fee is due):                                          ----------

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      6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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     7.    Interest  due - if this Form is being  filed  more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                    + $        0
                                                                       ---------
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      8.   Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:

                                                               = $     11,805.84
                                                                  ==============
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

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     9.  Date the  registration  fee and any interest  payment was sent to the
         Commission's lockbox depository:
         March 27, 2000

                 Method of Delivery:

                             |X|   Wire Transfer

                             |_|   Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and
Title)*             /s/Marie K. Karpinski
                    ------------------------------------

                    Marie K. Karpinski
                    ------------------------------------

                    Vice President and Treasurer
                    ------------------------------------

Date: MARCH 27, 2000
      --------------

 *Please print the name and title of the signing officer below the signature.


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